Basis of Presentation and Summary of Significant Accounting Policies - Schedule of Restatement of Consolidated Balance Sheet (Details) - USD ($)		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash		$ 10,441	$ 39,380
Accounts receivable			8,855
Receivables from related party		12,534	8,855
Prepayments and other current assets			1,039,260
Total current assets		321,988	1,087,495
Non-current assets
Property and equipment, net		79,593	110,998
Intangible assets		2,134,903	450,446
Total non-current assets		2,214,496	561,444
Total assets		2,536,484	1,648,939
Current liabilities:
Short term debt to related party			697,067
Accounts payable		4,569,703	3,728,974
Due to related party		777,576	621,791
Accrued expenses and other payables		4,492,790	2,640,384
Total current liabilities		56,821,368	7,688,216
Liabilities, Noncurrent [Abstract]
Convertible debt		0	25,302,709
Share-based payment liability		0	1,177,617
Total non-current liabilities		0	26,480,326
Total liabilities		56,821,368	34,168,542
Liabilities and Shareholder's deficit
Ordinary shares		127,310	126,677
Series A shares		3,868	3,868
Additional paid-in capital		172,204,832	163,165,083
Share subscription receivable	[1]	(178,720)	(178,720)
Accumulated deficit		(226,291,430)	(195,555,332)
Accumulated other comprehensive loss		(150,744)	(81,179)
Total shareholders' deficit		(54,284,884)	(32,519,603)	$ (1,192,451)
Total liabilities and shareholders' deficit		2,536,484	1,648,939
As filed [Member]
Current assets
Cash			41,709
Accounts receivable			74,748
Receivables from related party			607,726
Prepayments and other current assets			1,202,572
Total current assets			1,926,755
Non-current assets
Property and equipment, net			139,560
Goodwill			1,061,763
Intangible assets			6,237,443
Total non-current assets			7,738,766
Total assets			9,365,521
Current liabilities:
Short term debt to related party			697,067
Accounts payable			4,262,476
Due to related party			225,120
Accrued expenses and other payables			3,488,909
Total current liabilities			8,673,572
Liabilities, Noncurrent [Abstract]
Convertible debt			25,302,709
Share-based payment liability			1,177,616
Deferred tax liability			1,526,622
Total non-current liabilities			28,006,947
Total liabilities			36,680,519
Liabilities and Shareholder's deficit
Ordinary shares			126,677
Series A shares			3,868
Additional paid-in capital		172,202,839	163,163,090
Share subscription receivable			(178,720)
Accumulated deficit			(189,171,542)
Accumulated other comprehensive loss			(1,260,364)
Total shareholders' deficit			(27,314,998)
Total liabilities and shareholders' deficit			9,365,521
As filed [Member] | Deferred shares [Member]
Liabilities and Shareholder's deficit
Ordinary shares		1,993	1,993
Restatement adjustments [Member]
Current assets
Cash			(2,329)
Accounts receivable			(65,893)
Receivables from related party			(607,726)
Prepayments and other current assets			(163,312)
Total current assets			(839,260)
Non-current assets
Property and equipment, net			(28,562)
Goodwill			(1,061,763)
Intangible assets			(5,786,997)
Total non-current assets			(6,877,322)
Total assets		7,700,000	(7,716,582)
Current liabilities:
Accounts payable			(533,502)
Due to related party			396,671
Accrued expenses and other payables			(848,525)
Total current liabilities			(985,356)
Liabilities, Noncurrent [Abstract]
Deferred tax liability			(1,526,622)
Total non-current liabilities			(1,526,622)
Total liabilities		7,700,000	(2,511,978)
Liabilities and Shareholder's deficit
Additional paid-in capital		1,993	1,993
Accumulated deficit			(6,383,790)
Accumulated other comprehensive loss			1,179,185
Total shareholders' deficit			(5,204,605)
Total liabilities and shareholders' deficit			(7,716,583)
Restatement adjustments [Member] | Deferred shares [Member]
Liabilities and Shareholder's deficit
Ordinary shares		$ (1,993)	$ (1,993)

[1]	Includes related party balances of $(119,844) as at December 31, 2023 and 2022, refer to note 14.